CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Statements of Income and Comprehensive Income) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Parent Company [Member] USD ($)	Dec. 31, 2013 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY
Statements of income and comprehensive income
Revenues	$ 540,617	3,272,736	3,265,287	3,036,218
Cost of goods sold	(490,835)	(2,971,372)	(3,014,955)	(2,724,042)
Gross profit	49,782	301,364	250,332	312,176
Operating expenses	(28,971)	(175,383)	(191,289)	(145,712)	(665)	(4,026)	(2,660)	(835)
Operating income	21,659	131,118	60,518	167,871	(665)	(4,026)	(2,660)	(835)
Equity in profits of subsidiaries, VIEs and subsidiaries of VIEs					4,603	27,861	(2,892)	70,265
Interest income	1,203	7,282	7,143	3,182			1,173	6
Interest expense	(12,083)	(73,147)	(73,673)	(61,560)	(1)	(4)	(1,084)	(3)
Exchange loss	(183)	(1,110)	(8)	(9,100)	(1)	(4)	5	(1,516)
Income (loss) before income tax expense	10,596	64,143	(6,020)	100,393	3,936	23,827	(5,458)	67,917
Income tax expense	(6,028)	(36,491)	(12,199)	(33,291)
Net income (loss) and comprehensive income (loss) attributable to Lentuo International Inc. shareholders	$ 3,936	23,827	(5,458)	67,917	$ 3,936	23,827	(5,458)	67,917